Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Total Shareholder Return	Net Loss (in thousands)
2024	$3,506,708	$3,988,235	$1,452,218	$1,622,252	$66.11	$(63,734)
2023	$2,847,442	$3,458,338	$1,331,015	$1,588,304	$59.47	$(54,188)
2022	$1,499,816	$1,304,561	$656,543	$513,329	$36.56	$(39,696)

PEO Total Compensation Amount		$ 3,506,708	$ 2,847,442	$ 1,499,816
PEO Actually Paid Compensation Amount	[1]	$ 3,988,235	3,458,338	1,304,561
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

Year	2024
Summary Compensation Table Total	$3,506,708
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(2,035,200)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$2,361,680
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$172,195
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(17,149)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0
Compensation Actually Paid	$3,988,235

Non-PEO NEO Average Total Compensation Amount		$ 1,452,218	1,331,015	656,543
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 1,622,252	1,588,304	513,329
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Year	2024
Summary Compensation Table Total	$1,452,218
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(618,934)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$718,221
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$67,555
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$3,191
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0
Compensation Actually Paid	$1,622,252

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount		$ 66.11	59.47	36.56
Net Income (Loss) Attributable to Parent		(63,734,000)	$ (54,188,000)	$ (39,696,000)
Minus Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,035,200
Minus Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(618,934)
Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,361,680
Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		718,221
Plus Minus Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		172,195
Plus Minus Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		67,555
Plus Minus Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(17,149)
Plus Minus Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,191
Minus Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Minus Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,506,708
PEO Actually Paid Compensation Amount		3,988,235
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,452,218
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,622,252

[1]	Deductions from, and additions to, total compensation as reported in the SCT by year to calculate CAP include: